Operating segments - Additional Information (Detail) ₽ in Thousands	12 Months Ended
Dec. 31, 2019 RUB (₽)
Statement [Line Items]
Impact of IFRS 16 on EBITDA	₽ 87,892
Depreciation, right-of-use assets	74,365
Interest expense on lease liabilities	₽ 32,941